CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 52,580	$ 7,406	¥ 46,425	¥ 52,513
Cost of revenues	(36,386)	(5,125)	(33,611)	(49,000)
Gross profit	16,194	2,281	12,814	3,513
Operating expenses
Selling and marketing	(7,335)	(1,033)	(5,564)	(4,820)
General and administrative	(14,321)	(2,017)	(73,315)	(58,069)
Research and development	(7,434)	(1,047)	(1,979)	(4,116)
Impairment of assets | ¥			(69,870)	(28,091)
Total operating expenses, net	(29,090)	(4,097)	(150,728)	(95,096)
Loss from operations	(12,896)	(1,816)	(137,914)	(91,583)
Interest expense, net	(8,228)	(1,159)	(8,558)	(5,796)
Impairment of long-term investment	(2,906)	(409)	(5,958)	(5,994)
Rental income	10,603	1,493	10,603	7,643
Other non-operating income (expense),net	15,738	2,217	14,924	(6,687)
Income (loss) before income taxes	2,311	326	(126,903)	(102,417)
Income tax (expense) benefits	14	2	(178)	(425)
Net Income (loss)	2,300	328	(127,081)	(102,842)
Less: Net (loss) income attributable to non-controlling interests	8,590	1,210	(35,552)	(17,581)
Net loss attributable to Origin Agritech Limited	(6,265)	(882)	(91,529)	(85,261)
Other comprehensive loss
Net Income (loss)	2,300	328	(127,081)	(102,842)
Foreign currency translation difference	447	63	(816)	1,371
Comprehensive Income (loss)	2,772	391	(127,897)	(101,471)
Less: Comprehensive income (loss) income attributable to non-controlling interests	8,590	1,210	(35,552)	(17,581)
Comprehensive loss attributable to Origin Agritech Limited	¥ (5,818)	$ (819)	¥ (92,345)	¥ (83,890)
Basic net loss per share attributable to Origin Agritech Limited | (per share)	¥ (1.09)	$ (0.15)	¥ (16.29)	¥ (16.95)
Diluted net loss per share attributable to Origin Agritech Limited | (per share)	¥ (1.09)	$ (0.15)	¥ (16.29)	¥ (16.95)
Shares used in computing earnings per share:
Shares used in calculating basic net income (loss) per share	5,773,094	5,773,094	5,617,424	5,029,017
Shares used in calculating diluted net income (loss) per share	5,773,094	5,773,094	5,617,424	5,029,017